Document And Entity Information	9 Months Ended
Apr. 30, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2016
Entity Registrant Name	Opiant Pharmaceuticals, Inc.
Entity Central Index Key	0001385508
Entity Filer Category	Smaller Reporting Company